CONVERTIBLE NOTES (Tables)	6 Months Ended
Jun. 30, 2021
CONVERTIBLE NOTES
Summary of changes in convertible debt, net of unamortized discount

The following table provides a summary of the changes in convertible debt, net of unamortized discount, during 2021:

	2021
Balance at January 1,	RMB	—
Issuance of convertible debt, face value		162,151,500
Debt discount from issuance/sale of ADS shares		(10,823,430)
Debt discount from derivative liability (embedded conversion option)		(129,956,000)
Deferred financing fees		(194,169)
Repayment of convertible debt		(—)
Conversion of convertible debt into ordinary shares		(—)
Amortization of debt discount		41,864,254
Convertible debt, net at June 30,	RMB	63,042,155

Summary of covertible notes outstanding

As of June 30, 2021 and December 31, 2020, the Group had the following convertible notes outstanding:

	June 30, 2021				December 31, 2020
			Accrued				Accrued
	Principal		Interest		Principal		Interest
February 2021 $5,000,000 Notes convertible into ADS common stock at $14.00 per share, 6% interest, due February 2022	RMB	32,195,500	RMB	787,474	RMB	—		—
March 2021 $20,000,000 Notes convertible into ADS common stock, 6% interest, due March 2022		129,956,000		2,243,076		—		—
Penalties on notes in default		—		—		—		—
Total Convertible Notes Payable, Net	RMB	162,151,500	RMB	3,030,550	RMB	—	RMB	—
Less: Debt Discount		(99,109,345)		—		—		—
	RMB	63,042,155	RMB	3,030,550	RMB	—	RMB	—